Expense Example {- Fidelity Advisor® Balanced Fund} - 08.31 Fidelity Advisor Balanced Fund AMCIZ PRO-16 - Fidelity Advisor® Balanced Fund	Oct. 30, 2021 USD ($)
Fidelity Advisor Balanced Fund-Class A
Expense Example:
1 year	$ 655
3 years	825
5 years	1,009
10 years	1,541
Fidelity Advisor Balanced Fund-Class M
Expense Example:
1 year	455
3 years	678
5 years	919
10 years	1,610
Fidelity Advisor Balanced Fund-Class C
Expense Example:
1 year	261
3 years	499
5 years	860
10 years	1,677
Fidelity Advisor Balanced Fund - Class I
Expense Example:
1 year	58
3 years	183
5 years	318
10 years	714
Fidelity Advisor Balanced Fund-Class Z
Expense Example:
1 year	46
3 years	144
5 years	252
10 years	$ 567